Leases - Schedule of Classification of Operating Lease Right-of-Use Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Right of use assets	$ 330	$ 592
Liabilities
Short term	291	297
Long term	21	278
Total lease liabilities	$ 312	$ 575